RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to related parties	$ 815,463	$ 888,484
Arnold Kondrat [Member]
Related Party Transaction [Line Items]
Due to related parties	545,791	457,127
Loncor Gold Inc. [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Due to related parties	269,672	431,357
Loncor Gold Inc. [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,645	$ 63,963